Consolidated Statement of Changes in Stockholders' Deficit - 10 months ended Dec. 31, 2021 - USD ($)	Total	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at beginning period at Feb. 28, 2021	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at beginning period, Shares at Feb. 28, 2021		0	0
Issuance of Class B common stock to Sponsor	25,000	$ 0	$ 575	24,425	0
Issuance of Class B common stock to Sponsor, Shares		0	5,750,000
Sale of 715,500 shares of Class A common stock in private placement to Sponsor, net of offering costs, Shares		715,500	0
Sale of 715,500 shares of Class A common stock in private placement to Sponsor, net of offering costs	7,138,437	$ 72	$ 0	7,138,365	0
Remeasurement of redeemable Class A common stock to redemption amount, Shares		0	0
Remeasurement of redeemable Class A common stock to redemption amount	(13,181,867)	$ 0	$ 0	(7,162,790)	(6,019,077)
Waiver of deferred underwriting commissions by underwriter, Shares		0	0
Waiver of deferred underwriting commissions by underwriter	1,000,000	$ 0	$ 0	0	1,000,000
Net loss	(3,857,088)	$ 0	$ 0	0	(3,857,088)
Balance at end of period, Shares at Dec. 31, 2021		715,500	5,750,000
Balance at end of period at Dec. 31, 2021	$ (8,875,518)	$ 72	$ 575	$ 0	$ (8,876,165)